Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ 1,802,613	R$ 399,990	R$ 67,104
Document Information [Line Items]
Depreciation	172,519	25,237
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	41,841	46,538	15,519
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	1,677,403	343,229	41,661
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	67,266	0	0
Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	16,103	10,223	9,924
Cost
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,060,974	449,363	78,607
Document Information [Line Items]
Depreciation	208,987
Cost | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	77,413	65,116	23,334
Document Information [Line Items]
Depreciation	16,994
Cost | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	1,881,556	371,741	44,757
Document Information [Line Items]
Depreciation	175,642
Cost | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	79,889	0	0
Document Information [Line Items]
Depreciation	12,623
Cost | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	22,115	12,506	10,516
Document Information [Line Items]
Depreciation	3,729
Accumulated amortization
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(258,361)	(49,373)	(11,503)
Document Information [Line Items]
Depreciation	204,628	37,870
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(35,572)	(18,578)	(7,815)
Document Information [Line Items]
Depreciation	15,596	10,763
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(204,154)	(28,512)	(3,096)
Document Information [Line Items]
Depreciation	175,805	25,416
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(12,623)	0	0
Document Information [Line Items]
Depreciation	12,227	0
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(6,012)	(2,283)	R$ (592)
Document Information [Line Items]
Depreciation	R$ 1,000	R$ 1,691